Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0002004024
Registrant Name	Lianhe Sowell International Group Ltd
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES